Supplement dated May 27, 2004*
                    to the Prospectuses dated April 30, 2004
       American Express Retirement Advisor Advantage(R) Variable Annuity/ American Express Retirement Advisor Select Variable Annuity(R) S-6406 G (4/04)

In the "Variable Account and the Funds" section of the prospectus, on pg. 34, the third and fourth rows in the fund's table have been replaced with the following:

----------------------------- ----------------------------------- --------------
Fund Name                     Investment Objectives and Policies  Investment
                                                                  Adviser
----------------------------- ----------------------------------- --------------
AXP(R) Variable Portfolio -   Maximum current income consistent   AEFC
Cash Management Fund          with liquidity and stability of
                              principal. Invests primarily in
                              money market instruments, such as
                              marketable debt obligations
                              issued by the U.S. government or
                              its agencies, bank certificates
                              of deposit, bankers' acceptances,
                              letters of credit, and commercial
                              paper, including asset-backed
                              commercial paper.
----------------------------- ----------------------------------- --------------
AXP(R) Variable Portfolio -   High level of current income        AEFC
Diversified Bond Fund         while attempting to conserve the
                              value of the investment and
                              continuing a high level of income
                              for the longest period of time.
                              Under normal market conditions,
                              the Fund invests at least 80% of
                              its net assets in bonds and other
                              debt obligations.
----------------------------- ----------------------------------- --------------

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.





S-6406-24 A (5/04)

* Valid until April 30, 2005.